Real Estate Property under Development - Schedule of Real Estate under Development Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Dalian [Member] CNY	Dec. 31, 2013 Huainan [Member] USD ($)	Dec. 31, 2013 Huainan [Member] CNY	Dec. 31, 2012 Huainan [Member] CNY	Dec. 31, 2013 Yizhuang [Member] USD ($)	Dec. 31, 2013 Yizhuang [Member] CNY	Dec. 31, 2012 Yizhuang [Member] CNY
Real Estate Properties [Line Items]
Real estate property under development	$ 33,032	199,966	527,702	330,707	$ 27,327	165,429	163,191	$ 5,705	34,537	33,804